CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands		Total	Effects of the capital reorganization	Equity	Equity Effects of the capital reorganization	Share capital Ordinary shares	Share capital Ordinary shares Effects of the capital reorganization	Share capital Preference shares	Share capital Preference shares Effects of the capital reorganization	Share premium Ordinary shares	Share premium Ordinary shares Effects of the capital reorganization	Share premium Preference shares	Share premium Preference shares Effects of the capital reorganization	Other equity	Other equity Ordinary shares	Other equity Ordinary shares Effects of the capital reorganization	Other equity Preference shares	Other equity Preference shares Effects of the capital reorganization	Equity settled share based payment	Other reserve	Other reserve Effects of the capital reorganization	Foreign currency translation reserve	Remeasurements of post employment benefit obligations	Accumulated losses	Non-controlling interests
Equity balance as of beginning of the year at Mar. 31, 2019		€ 86,967		€ 78,541		€ 341				€ 391,856										€ 9,890		€ (10,572)	€ (519)	€ (312,455)	€ 8,426
(Loss) / Profit for the year		1,669		(3,532)																				(3,532)	5,201
Other comprehensive income / (loss)		(11,023)		(10,705)																		(8,898)	(1,807)		(318)
Total comprehensive income / (loss)		(9,354)		(14,237)																		(8,898)	(1,807)	(3,532)	4,883
Issuance of share capital Global Blue Group Holding A.G.		(2)		(2)																				(2)
Dividends		(4,910)		(64)																				(64)	(4,846)
Total contribution and distribution		(4,910)		(64)																				(64)	(4,846)
Decrease in scope of consolidation		16		16																				16
FX effect of the acquisition to be cancelled		(16)																							(16)
Restatement to hyperinflation	[1]	(959)		(959)																				(959)
Other transactions		(245)		(174)																25				(199)	(71)
Total change in ownership interest		(1,206)		(1,119)																25				(1,144)	(87)
Equity balance as of end of the year at Mar. 31, 2020		71,497		63,121		341		€ 0		391,856		€ 0		€ 0	€ 0		€ 0		€ 0	9,915		(19,470)	(2,326)	(317,195)	8,376
(Loss) / Profit for the year		(434,385)		(432,972)																				(432,972)	(1,413)
Other comprehensive income / (loss)		4,280		4,928																		4,763	165		(648)
Total comprehensive income / (loss)		(430,105)		(428,044)																		4,763	165	(432,972)	(2,061)
Issuance of share capital Global Blue Group Holding A.G.		57,787	€ (145,621)	57,787	€ (145,621)	181	€ 1,302		€ 184	58,800	€ 1,181,450		€ 166,969								€ (1,495,526)			(1,194)
Acquisition of treasury shares		(65)	0	(65)	0										(65)	€ (8,812)		€ (1,246)			10,058
Reclassification adjustment from Global Blue Group A.G. to Global Blue Group Holding A.G.			0		0		(41)		(6)		(37,508)		(5,301)								42,856
Conversion of shares		0	€ 71,965	0	€ 71,965	55	€ (299)	(55)	€ (42)	50,045	€ (343,335)	(50,045)	€ (48,521)								€ 464,162
Effects of the capital reorganization		(73,656)		(73,656)		962		136		800,607		113,147			(8,812)		(1,246)			(978,450)
Exercises of warrants		1,140		1,140		1				1,139
Issuance of share capital as consideration for the merger with FPAC		268,481		268,481		258		37		234,978		33,208
Employee share schemes		1,239		1,239															1,239
Conversion of shares into equity settled plan		42,632		42,632															42,632
Equity award issuance costs		115,113		115,113																115,113
Shares bought back by Global Blue Group A.G.		(152,787)		(152,787)																(152,787)
Dividends		(155)																							(155)
Total contribution and distribution		333,385		333,540		495		(18)		344,962		(16,837)			(65)				43,871	(37,674)				(1,194)	(155)
Change in non-controlling interests		12		(607)																				(607)	619
Other transactions		(1,723)		(1,723)																1				(1,724)
Total change in ownership interest		(1,711)		(2,330)																1				(2,331)	619
Equity balance as of end of the year at Mar. 31, 2021		(100,590)		(107,369)		1,798		118		1,537,425		96,310		(10,123)	(8,877)		(1,246)		43,871	(1,006,208)		(14,707)	(2,161)	(753,692)	6,779
(Loss) / Profit for the year		(94,693)		(95,235)																				(95,235)	542
Other comprehensive income / (loss)		5,792		6,624																		3,377	3,247		(832)
Total comprehensive income / (loss)		(88,901)		(88,611)																		3,377	3,247	(95,235)	(290)
Issuance of share capital Global Blue Group Holding A.G.		46		46		46
Acquisition of treasury shares		(57)		(57)											(55)		(2)
Conversion of shares		0		0										0	(366)		366
Employee share schemes		4,471		4,471															4,471
Cancellation of shares		0		0				(54)				54
Vested RSA shares		0		0						680				1	1		0		(681)
Dividends		(623)																							(623)
Total contribution and distribution		3,837		4,460		46		(54)		680		54			(420)		364		3,790	0					(623)
Change in non-controlling interests		(134)																							(134)
Other transactions		(5)		(5)				(1)												(2)				(2)
Total change in ownership interest		(139)		(5)				(1)												(2)				(2)	(134)
Equity balance as of end of the year at Mar. 31, 2022		€ (185,793)		€ (191,525)		€ 1,844		€ 63		€ 1,538,105		€ 96,364		€ (10,179)	€ (9,297)		€ (882)		€ 47,661	€ (1,006,210)		€ (11,330)	€ 1,086	€ (848,929)	€ 5,732

[1]	The effect of EUR(1.0) million in the line “Restatement to hyperinflation” is a result of the hyperinflation in Argentina.